Estimated Fair Value of On-Balance Sheet Financial Instruments (Detail) (USD $)	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Financial assets, Carrying Value
Cash and cash equivalents	$ 108,828,220	$ 149,761,646	$ 235,638,582	$ 53,840,036
Investments available for sale	189,379,333	158,736,574
FHLB stock	5,318,200	10,590,900
Loans receivable, net	593,903,715	655,028,354
Loans held for sale	2,691,508	291,367
Cash surrender value of life insurance	33,831,920	32,774,523
FDIC Receivable for loss sharing agreements	35,135,533	96,777,791
Accrued interest and dividends receivable	3,241,320	3,690,433
Financial liabilities, Carrying Value
Deposits	800,261,546	911,093,806
FHLB advances and other borrowings	81,000,000	110,000,000
Derivative instruments	12,443
Accrued interest payable	320,980	705,924
Financial assets, Total Estimated Fair Value
Cash and cash equivalents	108,828,220	149,761,646
Investments available for sale	189,379,333	158,736,574
FHLB Stock	5,318,200	10,590,900
Loans receivable, net	561,448,457	621,497,141
Loans held for sale	2,741,672	299,744
Cash surrender value of life insurance	33,831,920	32,774,523
FDIC Receivable for loss sharing agreements	35,492,184	97,106,804
Accrued interest and dividends receivable	3,241,320	3,690,433
Financial liabilities, Total Estimated Fair Value
Deposits	805,422,429	919,678,187
FHLB advances and other borrowings	90,732,925	120,809,014
Derivative instruments	12,443
Accrued interest payable	320,980	705,924
Fair Value, Inputs, Level 1
Financial assets, Total Estimated Fair Value
Cash and cash equivalents	108,828,220
Fair Value, Inputs, Level 2
Financial assets, Total Estimated Fair Value
Investments available for sale	189,379,333	158,736,574
FHLB Stock	5,318,200
Loans held for sale	2,741,672
Cash surrender value of life insurance	33,831,920
Accrued interest and dividends receivable	721,048
Financial liabilities, Total Estimated Fair Value
Deposits	805,422,429
FHLB advances and other borrowings	90,732,925
Derivative instruments	12,443
Accrued interest payable	320,980
Fair Value, Inputs, Level 3
Financial assets, Total Estimated Fair Value
Loans receivable, net	561,448,457
FDIC Receivable for loss sharing agreements	35,492,184
Accrued interest and dividends receivable	$ 2,520,272